Income Taxes - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 7,400,000
Net operating loss carryforwards, not subject to expiration	20,600,000
Liability for uncertain tax positions	0	$ 0
Accrued interest and penalties related to uncertain tax positions	0	$ 0
Unremitted earnings of foreign subsidiaries	4,700,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	28,000,000.0
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,100,000
Foreign Tax Authority | Cyprus
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	28,800,000
Foreign Tax Authority | Poland
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,000,000.0